Deferred Purchase Consideration	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Deferred Purchase Consideration

12. Deferred Purchase Consideration

In terms of the acquisition of Virtual Generation on January 31, 2019, disclosed in Note 3 above, the Company issued non-interest bearing promissory notes of €3,803,000 owing to both related parties and non-related parties. The value of the promissory notes payable related parties was €1,521,200 and to non-related parties was €2,281,800.

The promissory notes payable to non-related parties is to be settled as follows:

(a)	an aggregate of €1,435,200 in cash in 23 equal and consecutive monthly instalments of €62,400 with the first such payment due and payable on the date that was one month after the Closing Date; and
(b)	an aggregate of €846,600 in shares of the Company’s common stock in 17 equal and consecutive monthly instalments of €49,800 as determined by the average of the closing prices of such shares on the last 10 trading days immediately preceding the determination date of each monthly issuance, which issuances commenced on March 1, 2019.

Pursuant to the terms of the Purchase Agreement that the Company entered into with VG, the Company agreed to pay the VG Sellers an earnout payment in shares of our common stock equal to an aggregate amount of €500,000 (approximately $561,500), if the amounts of bets made by users of the VG platform grew by more than 5% for the year ended December 31, 2019 compared to the year ended December 31, 2018, based on the 18,449,380 tickets sold in 2019 the VG Sellers have qualified for the earnout payment.

The amount due to the non-related VG Sellers amounted to €300,000 (approximately $336,810) and was settled during January 2020 by the issuance of 79,641 shares of common stock at $4.23 per share.

The movement on deferred purchase consideration consists of the following:

Description	March 31, 2020	December 31, 2019
Principal Outstanding
Promissory note due to non-related parties	$1,802,384	$2,745,811
Additional earnout earned	—	336,810
Settled by the issuance of common shares	(505,090)	(616,387)
Repayment in cash	(138,876)	(607,555)
Foreign exchange movements	(21,544)	(56,295)
	1,136,872	1,802,384
Present value discount on future payments
Present value discount	(120,104)	(242,089)
Amortization	32,528	117,192
Foreign exchange movements	2,093	4,793
	(85,483)	(120,104)
Deferred purchase consideration, net	$1,051,389	$1,682,280

12.	Deferred Purchase Consideration

In terms of the acquisition of Virtual Generation on January 31, 2019, disclosed in Note 3 above, the Company issued non-interest bearing promissory notes of €3,803,000 owing to both related parties and non-related parties. The value of the promissory notes payable related parties was €1,521,200 and to non-related parties was €2,281,800.

The promissory notes payable to non-related parties are to be settled as follows:

(a)	an aggregate of €1,435,200 in cash in 23 equal and consecutive monthly instalments of €62,400 with the first such payment due and payable on the date that was one month after the Closing Date; and
(b)	an aggregate of €846,600 in shares of the Company’s common stock in 17 equal and consecutive monthly instalments of €49,800 as determined by the average of the closing prices of such shares on the last 10 trading days immediately preceding the determination date of each monthly issuance, which issuances commenced on March 1, 2019.

Pursuant to the terms of the Purchase Agreement that the Company entered into with VG, the Company agreed to pay the sellers of VG an earnout payment in shares of our common stock equal to an aggregate amount of €500,000 (approximately $561,500), if the amounts of bets made by users of the VG platform grew by more than 5% for the year ended December 31, 2019 compared to the year ended December 31, 2018, based on the 18,449,380 tickets sold in 2019 the VG Sellers have qualified for the earnout payment. The earnout payment was considered remote at the time of entering into the transaction and was not recorded as a component of deferred purchase consideration, accordingly it has been expensed through the statement of operations for the year ended December 31, 2019. The amount due to the non-related party VG sellers amounts to €300,000 (Approximately $336,810).

The future payments on the promissory notes were discounted to present value using the Company’s average cost of funding of 10%. The discount is being amortized over the repayment period of the promissory note using the effective interest rate method.

The movement on deferred purchase consideration consists of the following:

Description	December 31, 2019
Principal Outstanding
Promissory note due to non-related parties	$2,745,811
Additional earnout earned	336,810
Settled by the issuance of common shares	(616,387)
Repayment in cash	(607,555)
Foreign exchange movements	(56,295)
1,802,384
Present value discount on future payments
Present value discount	(242,089)
Amortization	117,192
Foreign exchange movements	4,793
(120,104)
Deferred purchase consideration, net	$1,682,280

Disclosed as follows:
Current liability	$1,619,349
Long term liability	62,931
Deferred purchase consideration, net	$1,682,280